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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         D6 Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street, Suite 650
                 -------------------------------
                 Boston MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1514
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Kimberly Voss                    Boston, MA         11/11/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 104
                                        --------------------

Form 13F Information Table Value Total: 521,997
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
--------------------------  --------  ---------  ---------  --------------------  ----------  --------  ---------------------------
                            TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP   (X $1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED   NONE
--------------------------  --------  ---------  ---------  ---------  ---  ----  ----------  --------  ---------   ------  -------
ACCENTURE LTD               COMMON    G11506111        379     14,000  SH         SOLE                     14,000
AETNA INC                   COMMON    00817Y108     11,812    118,200  SH         SOLE                    118,200
ALCOA INC                   COMMON    013817101     12,865    383,000  SH         SOLE                    383,000
ALLEGHENY ENERGY INC        COMMON    017361106     14,469    906,600  SH         SOLE                    906,600
ALLSTATE CORP               COMMON    020002101      5,874    122,400  SH         SOLE                    122,400
AMERICAN ECOLOGY CORP       COMMON    025533407     10,816  1,115,000  SH         SOLE                  1,115,000
AMERICAN INTL GROUP INC     COMMON    026874107      1,700     25,000  SH         SOLE                     25,000
AMGEN INC                   COMMON    031162100        739     13,000  SH         SOLE                     13,000
ANGLO AMERICAN PLC ADR      COMMON    03485P102        728     30,000  SH         SOLE                     30,000
ANTHEM INC                  COMMON    03674B104     12,581    144,200  SH         SOLE                    144,200
APACHE                      COMMON    037411105     12,112    241,700  SH         SOLE                    241,700
APEX SILVER MINES           COMMON    G04074103        846     39,000  SH         SOLE                     39,000
ARCH WIRELESS INC           COMMON    039392709     11,640    405,150  SH         SOLE                    405,150
AUTODESK INC                COMMON    052769106        219      4,500  SH         SOLE                      4,500
BEAR STEARNS COS INC        COMMON    073902108      5,568     57,900  SH         SOLE                     57,900
BIOGEN IDEC                 COMMON    09062X103        245      4,000  SH         SOLE                      4,000
CAPITAL ONE FINANCIAL CORP  COMMON    14040H105      9,607    130,000  SH         SOLE                    130,000
CATERPILLAR INC DEL         COMMON    149123101     12,792    159,000  SH         SOLE                    159,000
CENDANT CP                  COMMON    151313103      8,100    375,000  SH         SOLE                    375,000
CHARLES RIV LABS INT        COMMON    159864107        321      7,000  SH         SOLE                      7,000
CHECK POINT SOFTWARE        COMMON    M22465104      2,291    135,000  SH         SOLE                    135,000
CIT GROUP INC               COMMON    125581108     11,927    319,000  SH         SOLE                    319,000
CITRIX SYSTEMS              COMMON    177376100        385     22,000  SH         SOLE                     22,000
CLAIRES STORES INC          COMMON    179584107      8,010    319,900  SH         SOLE                    319,900
CNH GLOBAL NV               COMMON    N20935206        358     18,300  SH         SOLE                     18,300
COOPER INDS LTD             COMMON    G24182100        266      4,500  SH         SOLE                      4,500
COVENTRY HEALTH CARE        COMMON    222862104        400      7,500  SH         SOLE                      7,500
CVS CORP                    COMMON    126650100        274      6,500  SH         SOLE                      6,500
DEERE & CO                  COMMON    244199105     12,458    193,000  SH         SOLE                    193,000
DEVON ENERGY CORP           COMMON    25179M103      8,060    113,500  SH         SOLE                    113,500
DOW CHEMICAL COMPANY        COMMON    260543103      8,959    198,300  SH         SOLE                    198,300
DURATEK INC                 COMMON    26658Q102        890     50,000  SH         SOLE                     50,000
EATON CORP                  COMMON    278058102        273      4,300  SH         SOLE                      4,300
ENDEAVOR INTL CORP          COMMON    29259G101      3,503  1,055,000  SH         SOLE                  1,055,000
FIBERSTARS INC              COMMON    315662106      1,740    243,391  SH         SOLE                    243,391
FISERV INC                  COMMON    337738108      5,055    145,000  SH         SOLE                    145,000
FREEPORT-MCMORAN COP        COMMON    35671D857        705     17,400  SH         SOLE                     17,400
GENERAL DYNAMICS            COMMON    369550108     11,231    110,000  SH         SOLE                    110,000

      COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
--------------------------  --------  ---------  ---------  --------------------  ----------  --------  ---------------------------
                            TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP   (X $1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED   NONE
--------------------------  --------  ---------  ---------  ---------  ---  ----  ----------  --------  ---------   ------  -------
GENESIS HEALTHCARE CORP     COMMON    37184D101        760     25,000  SH         SOLE                     25,000
GENITOPE CORP               COMMON    37229P507      5,606    568,000  SH         SOLE                    568,000
GILEAD SCIENCES INC         COMMON    375558103        411     11,000  SH         SOLE                     11,000
GREATER BAY BANCORP         COMMON    391648102      5,805    201,900  SH         SOLE                    201,900
HARTFORD FINANCIAL          COMMON    416515104      5,078     82,000  SH         SOLE                     82,000
HECLA MNG CO                COMMON    422704106        744    100,000  SH         SOLE                    100,000
HELMERICH & PAYNE IN        COMMON    423452101      6,363    221,800  SH         SOLE                    221,800
HOME DEPOT INC              COMMON    437076102     11,713    298,800  SH         SOLE                    298,800
HOT TOPICS INC              COMMON    441339108        383     22,500  SH         SOLE                     22,500
INFINITY PROP & CASUALTY    COMMON    45665Q103     11,824    400,400  SH         SOLE                    400,400
JONES APPAREL GROUP         COMMON    480074103      7,310    204,200  SH         SOLE                    204,200
KAYNE AND MLP IN            COMMON    486606106      2,783    110,000  SH         SOLE                    110,000
KEER-MCGEE CORP             COMMON    492386107     10,992    192,000  SH         SOLE                    192,000
KV PHARMACEUTICALS          COMMON    482740206        286     16,000  SH         SOLE                     16,000
LABORATORY CORP AMER        COMMON    50540R409     12,639    289,100  SH         SOLE                    289,100
MACROVISION                 COMMON    555904101        250     10,400  SH         SOLE                     10,400
MANOR CARE INC              COMMON    564055101      4,494    150,000  SH         SOLE                    150,000
MASCO CORP                  COMMON    574599106     10,065    291,500  SH         SOLE                    291,500
MAVERICK TUBE CORP          COMMON    577914104        431     14,000  SH         SOLE                     14,000
MCDONALDS CORP              COMMON    580135101     12,406    442,600  SH         SOLE                    442,600
MERIDIAN GOLD               COMMON    589975101      1,170     70,000  SH         SOLE                     70,000
MERRILL LYNCH               COMMON    590188108     10,690    215,000  SH         SOLE                    215,000
METLIFE INC                 COMMON    59156R108      7,228    187,000  SH         SOLE                    187,000
MICREL INC                  COMMON    594793101        337     32,400  SH         SOLE                     32,400
MICRON TECHNOLOGY INC       COMMON    595112103        241     20,000  SH         SOLE                     20,000
MOHAWK INDS INC             COMMON    608190104      9,479    119,400  SH         SOLE                    119,400
NABORS INDUSTRIES           COMMON    G6359F103      7,628    161,100  SH         SOLE                    161,100
NATIONAL OILWELL INC        COMMON    637071101        411     12,500  SH         SOLE                     12,500
NESTOR INC                  COMMON    641074505      4,757    961,000  SH         SOLE                    961,000
NEWFIELD EXPLORATION        COMMON    651290108        508      8,300  SH         SOLE                      8,300
NEWMONT MINING CORP         COMMON    651639106     10,017    220,000  SH         SOLE                    220,000
NEXTEL COMMUNICATIONS       COMMON    65332V103     18,626    781,300  SH         SOLE                    781,300
NII HOLDINGS INC-CL B       COMMON    62913F201     16,505    400,500  SH         SOLE                    400,500
PACIFIC SUNWEAR OF CA INC   COMMON    694873100      9,262    440,000  SH         SOLE                    440,000
PACIFICARE HEALTH SYSTEMS   COMMON    695112102      8,258    225,000  SH         SOLE                    225,000
PAN AMERICAN SILVER CORP    COMMON    697900108      1,974    116,000  SH         SOLE                    116,000
PATTERSON-UTI ENERGY INC    COMMON    703481101      7,374    386,700  SH         SOLE                    386,700
PETRKZAKHSTN INC            COMMON    71649P102      3,112     90,800  SH         SOLE                     90,800
PHARMACEUTICAL PROD         COMMON    717124101        367     10,200  SH         SOLE                     10,200
PIXAR ANIMATION STUDIOS     COMMON    725811103        363      4,600  SH         SOLE                      4,600

      COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
--------------------------  --------  ---------  ---------  --------------------  ----------  --------  ---------------------------
                            TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP   (X $1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED   NONE
--------------------------  --------  ---------  ---------  ---------  ---  ----  ----------  --------  ---------   ------  -------
PLACER DOME INC             COMMON    725906101      3,392    170,600  SH         SOLE                    170,600
PLAINS EXPLORATIION &
PRODUCTION CC               COMMON    726505100        787     33,000  SH         SOLE                     33,000
POLO RALPH LAUREN CO        COMMON    731572103        502     13,800  SH         SOLE                     13,800
QUEST DIAGNOSTICS INC       COMMON    74834L100        397      4,500  SH         SOLE                      4,500
QUICKSILVER INC             COMMON    74838C106        262     10,300  SH         SOLE                     10,300
RAYTHEON COMPANY            COMMON    755111507      6,647    175,000  SH         SOLE                    175,000
SANDERS MORRIS HARRIS GRP   COMMON    80000Q104      5,729    475,000  SH         SOLE                    475,000
SCHLUMBERGER LTD            COMMON    806857108      4,005     59,500  SH         SOLE                     59,500
SHAW GROUP                  COMMON    820280105        900     75,000  SH         SOLE                     75,000
SIEBEL SYSTEMS              COMMON    826170102      3,393    450,000  SH         SOLE                    450,000
SWIFT TRANSPORTATION CO     COMMON    870756103        224     13,300  SH         SOLE                     13,300
THE DIRECTV GROUP INC       COMMON    25459L106      1,847    105,000  SH         SOLE                    105,000
THE LIMITED INC             COMMON    532716107      8,354    374,800  SH         SOLE                    374,800
TIBCO SOFTWARE INC          COMMON    88632Q103        264     31,000  SH         SOLE                     31,000
USX-US STEEL GROUP          COMMON    912909108     12,227    325,000  SH         SOLE                    325,000
VENDINGDATA CORP            COMMON    92261Q202        909    250,400  SH         SOLE                    250,400
VERISIGN INC                COMMON    92343E102        298     15,000  SH         SOLE                     15,000
VIASAT INC                  COMMON    92552V100        478     23,800  SH         SOLE                     23,800
VICOR CORP                  COMMON    925815102        233     23,000  SH         SOLE                     23,000
WASTE SERVICES INC          COMMON    941075103      4,415  1,571,200  SH         SOLE                  1,571,200
WENDYS INTL INC             COMMON    950590109      4,200    125,000  SH         SOLE                    125,000
WEYERHAEUSER CORP           COMMON    962166104     13,163    198,000  SH         SOLE                    198,000
WYETH                       COMMON    983024100      5,980    159,900  SH         SOLE                    159,900
XM SATELLITE RADIO H        COMMON    983759101      2,637     85,000  SH         SOLE                     85,000
XTO ENERGY CORP             COMMON    98385X106        552     17,000  SH         SOLE                     17,000
YAHOO! INC                  COMMON    984332106      1,356        400  SH   PUT   SOLE                        400